Organization and Basis of Presentation Principles of Consolidation (Details) - USD ($) $ in Millions			9 Months Ended
		Jun. 01, 2017	Sep. 30, 2017	Sep. 30, 2016
Net cash from operating activities	[1]		$ 549	$ 414
Net cash used in investing activities	[1]		(751)	(234)
Net Cash Provided by (Used in) Financing Activities	[1]		(448)	301
Predecessor [Member]
Net cash from operating activities			30	(15)
Net cash used in investing activities			26	$ (98)
Net Cash Provided by (Used in) Financing Activities			(34)
Western Refining Logistics
Revenues			310
Management Fee Expense			$ 27
WNRL Merger
Business Acquisition, Effective Date of Acquisition		Jun. 01, 2017

[1]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.